Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2023	Oct. 31, 2022
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 145,517	$ 148,205
Investment securities	175,036	170,018
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	11,661	12,273
Investment securities	20,631	23,362
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,832	$ 2,755